Subsequent Events (Details Narrative) - USD ($)					1 Months Ended		12 Months Ended
	Jan. 28, 2021	Jan. 27, 2021	Oct. 28, 2020	Jul. 29, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Ordinary shares subject to possible redemption, shares		300	5,174,508	4,303,096
Ordinary shares subject to possible redemption							$ (105,503,991)
Business Combination, Consideration Transferred	$ 130,000,000
Working capital	$ 553,635
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion price per share	$ 10.00
Trust Account [Member]
Subsequent Event [Line Items]
Ordinary shares subject to possible redemption, shares		300
Ordinary shares subject to possible redemption		$ 3,073	$ 52,996,135	$ 44,063,656	$ 52,996,135	$ 44,063,656
Redemption share price		$ 10.24	$ 10.24	$ 10.24	$ 10.24	$ 10.24
Common Stock, Value, Outstanding		$ 4,417,096